CONCENTRATIONS OF RISK (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Concentration Risk [Line Items]
Total revenue	$ 58,496	$ 72,782
Net account receivable		$ 21,744	$ 11,899	$ 16,257
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.40%	9.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member] | Twenty-three Units of Equipment [Member]
Concentration Risk [Line Items]
Total revenue	$ 10,800
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Single Customer [Member] | Seven Units of Equipment [Member]
Concentration Risk [Line Items]
Total revenue		$ 6,900
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	67.20%	71.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.60%	15.70%
Net account receivable		$ 3,400		$ 1,900